Income Taxes (Details) - Schedule of net operating losses expiring in various years	12 Months Ended
Jun. 30, 2022 USD ($)
Canada [Member]
Income Taxes (Details) - Schedule of net operating losses expiring in various years [Line Items]
Net operating losses	$ 11,101,878
Bolivia [Member]
Income Taxes (Details) - Schedule of net operating losses expiring in various years [Line Items]
Net operating losses	2,259,497
China [Member]
Income Taxes (Details) - Schedule of net operating losses expiring in various years [Line Items]
Net operating losses	271,929
2022 [Member] | Canada [Member]
Income Taxes (Details) - Schedule of net operating losses expiring in various years [Line Items]
Net operating losses
2022 [Member] | Bolivia [Member]
Income Taxes (Details) - Schedule of net operating losses expiring in various years [Line Items]
Net operating losses	44,849
2023 [Member] | Canada [Member]
Income Taxes (Details) - Schedule of net operating losses expiring in various years [Line Items]
Net operating losses
2023 [Member] | Bolivia [Member]
Income Taxes (Details) - Schedule of net operating losses expiring in various years [Line Items]
Net operating losses	22,571
2023 [Member] | China [Member]
Income Taxes (Details) - Schedule of net operating losses expiring in various years [Line Items]
Net operating losses
2024 [Member] | Canada [Member]
Income Taxes (Details) - Schedule of net operating losses expiring in various years [Line Items]
Net operating losses
2024 [Member] | Bolivia [Member]
Income Taxes (Details) - Schedule of net operating losses expiring in various years [Line Items]
Net operating losses	115,876
2024 [Member] | China [Member]
Income Taxes (Details) - Schedule of net operating losses expiring in various years [Line Items]
Net operating losses
2026 [Member] | Canada [Member]
Income Taxes (Details) - Schedule of net operating losses expiring in various years [Line Items]
Net operating losses
2026 [Member] | Bolivia [Member]
Income Taxes (Details) - Schedule of net operating losses expiring in various years [Line Items]
Net operating losses	763,735
2026 [Member] | China [Member]
Income Taxes (Details) - Schedule of net operating losses expiring in various years [Line Items]
Net operating losses
2027 [Member] | Canada [Member]
Income Taxes (Details) - Schedule of net operating losses expiring in various years [Line Items]
Net operating losses
2027 [Member] | Bolivia [Member]
Income Taxes (Details) - Schedule of net operating losses expiring in various years [Line Items]
Net operating losses	1,312,466
2027 [Member] | China [Member]
Income Taxes (Details) - Schedule of net operating losses expiring in various years [Line Items]
Net operating losses
2032 [Member] | Canada [Member]
Income Taxes (Details) - Schedule of net operating losses expiring in various years [Line Items]
Net operating losses
2032 [Member] | Bolivia [Member]
Income Taxes (Details) - Schedule of net operating losses expiring in various years [Line Items]
Net operating losses
2032 [Member] | China [Member]
Income Taxes (Details) - Schedule of net operating losses expiring in various years [Line Items]
Net operating losses	271,929
2041 [Member] | Canada [Member]
Income Taxes (Details) - Schedule of net operating losses expiring in various years [Line Items]
Net operating losses	6,939,727
2041 [Member] | Bolivia [Member]
Income Taxes (Details) - Schedule of net operating losses expiring in various years [Line Items]
Net operating losses
2041 [Member] | China [Member]
Income Taxes (Details) - Schedule of net operating losses expiring in various years [Line Items]
Net operating losses
2042 [Member] | Canada [Member]
Income Taxes (Details) - Schedule of net operating losses expiring in various years [Line Items]
Net operating losses	4,162,151
2042 [Member] | Bolivia [Member]
Income Taxes (Details) - Schedule of net operating losses expiring in various years [Line Items]
Net operating losses
2042 [Member] | China [Member]
Income Taxes (Details) - Schedule of net operating losses expiring in various years [Line Items]
Net operating losses